Income Tax - Summary of net operating Losses Carry forwards (Detail) - Subsidiaries [Member] - CN - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 14,760	¥ 6,784
2022
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards		470
2023
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	442	1,453
2024
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	990	¥ 4,861
2025
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 13,328